Payables to Brokerage Clients - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Payables to Brokerage Clients Disclosure [Line Items]
Cash balances in interest-bearing brokerage client accounts	$ 32.6	$ 30.6
Average rate paid on cash balances in interest-bearing brokerage client accounts	0.01%	0.01%